Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified																																										6 Months Ended
	Jun. 30, 2012 item	Dec. 31, 2011	Jun. 30, 2012 Honour item	Jun. 30, 2012 Hope item	Jun. 30, 2012 Komodo item	Jun. 30, 2012 Kalamata item	Jun. 30, 2012 Elbe item	Jun. 30, 2012 SCI Pride item	Jun. 30, 2012 Henry item	Jun. 30, 2012 Independence item	Jun. 30, 2012 Lotus item	Jun. 30, 2012 Hyundai Duke item	Jun. 30, 2012 Hyundai Commodore item	Jun. 30, 2012 Deva item	Jun. 30, 2012 Derby D item	Jun. 30, 2012 CSCL Europe item	Jun. 30, 2012 CSCL America item	Jun. 30, 2012 Hyundai Federal item	Jun. 30, 2012 CSCL Pusan item	Jun. 30, 2012 CSCL Le Havre item	Jun. 30, 2012 Marathonas item	Jun. 30, 2012 Messologi item	Jun. 30, 2012 Mytilini item	Jun. 30, 2012 SNL Colombo item	Jun. 30, 2012 YM Seattle item	Jun. 30, 2012 Hyundai Vladivostok item	Jun. 30, 2012 Hyundai Advance item	Jun. 30, 2012 Hyundai Stride item	Jun. 30, 2012 Hyundai Future item	Jun. 30, 2012 Hyundai Sprinter item	Jun. 30, 2012 YM Singapore item	Jun. 30, 2012 YM Vancouver item	Jun. 30, 2012 Hyundai Highway item	Jun. 30, 2012 Hyundai Progress item	Jun. 30, 2012 Hyundai Bridge item	Jun. 30, 2012 Zim Rio Grande item	Jun. 30, 2012 Zim Sao Paolo item	Jun. 30, 2012 Zim Kingston item	Jun. 30, 2012 Zim Monaco item	Jun. 30, 2012 Zim Dalian item	Jun. 30, 2012 Zim Luanda item	Jun. 30, 2012 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Jun. 30, 2012 CMA CGM Moliere item	Jun. 30, 2012 CMA CGM Musset item	Jun. 30, 2012 CMA CGM Nerval item	Jun. 30, 2012 CMA CGM Rabelais item	Jun. 30, 2012 CMA CGM Racine item	Jun. 30, 2012 YM Mandate item	Jun. 30, 2012 YM Maturity item	Jun. 30, 2012 Hanjin Buenos Aires item	Jun. 30, 2012 Hanjin Santos item	Jun. 30, 2012 Hanjin Versailles item	Jun. 30, 2012 Hanjin Algeciras item	Jun. 30, 2012 Hanjin Constantza item	Jun. 30, 2012 Hanjin Germany item	Jun. 30, 2012 Hanjin Italy item	Jun. 30, 2012 Hanjin Greece item	Jun. 30, 2012 CMA CGM Attila item	Jun. 30, 2012 CMA CGM Tancredi item	Jun. 30, 2012 CMA CGM Bianca item	Jun. 30, 2012 CMA CGM Samson item	Jun. 30, 2012 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Jun. 30, 2012 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Jun. 30, 2012 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	Jun. 30, 2012 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Jun. 30, 2012 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Jun. 30, 2012 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU	74,030		3,908	3,908	2,917	2,917	2,917	3,129	3,039	3,045	3,098	4,651	4,651	4,253	4,253	8,468	8,468	4,651	9,580	9,580	4,814	4,814	4,814	4,300	4,253	2,200	2,200	2,200	2,200	2,200	4,300	4,253	2,200	2,200	2,200	4,253	4,253	4,253	4,253	4,253	4,253		6,500	6,500	6,500	6,500	6,500	6,500	6,500	3,400	3,400	3,400	3,400	3,400	10,100	10,100	10,100	8,530	8,530	8,530	8,530	8,530	8,530	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100
Period of charter term after which option to purchase vessel is available to charterer																																										8 years
Consideration for which vessel can be purchased by charterer																																										$ 78.0